INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of interest income and derivatives and other investment gains (losses)

		Years ended December 31,
	Notes	2020	2019
Interest income		$8.9	$12.6
Gain (loss) on non-hedge derivatives and warrants	21(d)	(31.8)	17.2
Gain on establishment of the Rosebel UJV	5	16.9	—
Gain on sale of 70% interest in the Eastern Borosi property		4.1	—
Loss on redemption of 7% Senior Notes	19(b)	(22.5)	—
Other gains (losses)		0.5	(0.7)
		$(23.9)	$29.1